Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax (benefit) expense	$ 12,487	$ 3,832	$ 4,126
Deferred tax (benefit) expense for
Change in temporary differences	3,293	3,144	3,341
Tax loss and tax credit carried forward	(28)	393	(196)
Impact of change in tax rates	538	(1,809)
Change in valuation allowance		4	4
Total deferred tax (benefit) expense	3,803	1,732	3,149
Total income tax (benefit) expense	$ 16,290	$ 5,564	$ 7,275